COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	6 Months Ended
Jun. 30, 2016
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of changes in accumulated other comprehensive loss (AOCI) attributable to the entity's common shareholders

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2016	(688)	(795)	3,365	37	(287)	1,632
Other comprehensive income/(loss) retained in AOCI	(711)	384	(1,253)	(7)	-	(1,587)
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts1	52	-	-	-	-	52
Commodity contracts2	(5)	-	-	-	-	(5)
Foreign exchange contracts3	1	-	-	-	-	1
Other contracts4	(31)	-	-	-	-	(31)
Amortization of pension and OPEB actuarial loss5	-	-	-	-	13	13

	(694)	384	(1,253)	(7)	13	(1,557)
Tax impact
Income tax on amounts retained in AOCI	200	(13)	-	6	-	193
Income tax on amounts reclassified to earnings	(10)	-	-	-	(4)	(14)

	190	(13)	-	6	(4)	179

Balance at June 30, 2016	(1,192)	(424)	2,112	36	(278)	254

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2015	(488)	108	309	(5)	(359)	(435)
Other comprehensive income/(loss) retained in AOCI	(272)	(370)	1,149	24	-	531
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts1	8	-	-	-	-	8
Commodity contracts2	(4)	-	-	-	-	(4)
Foreign exchange contracts3	7	-	-	-	-	7
Other contracts4	6	-	-	-	-	6
Amortization of pension and OPEB actuarial loss5	-	-	-	-	17	17
	(255)	(370)	1,149	24	17	565
Tax impact
Income tax on amounts retained in AOCI	73	24	-	(2)	-	95
Income tax on amounts reclassified to earnings	(8)	-	-	-	(4)	(12)
	65	24	-	(2)	(4)	83
Balance at June 30, 2015	(678)	(238)	1,458	17	(346)	213
1	Reported within Interest expense in the Consolidated Statements of Earnings.
2	Reported within Commodity costs in the Consolidated Statements of Earnings.
3	Reported within Other income/(expense) in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.
5	These components are included in the computation of net periodic pension costs and are reported within Operating and administrative expense in the Consolidated Statements of Earnings.